New Accounting Pronouncements	6 Months Ended
Jun. 30, 2021
New Accounting Pronouncements
New Accounting Pronouncements

Note 2 - New Accounting Pronouncements

Recently Issued Accounting Pronouncements Not Yet Adopted

In June 2016, the FASB issued ASC 326, Financial Instruments – Credit Losses (Topic 326): Measurements of Credit Losses on Financial Instruments (“ASC 326”), which replaces the existing incurred loss model with a current expected credit loss (“CECL”) model that requires consideration of a broader range of reasonable and supportable information to inform credit loss estimates. The Company would be required to use a forward-looking CECL model for accounts receivables, guarantees, and other financial instruments. The Company will adopt ASC 326 on January 1, 2023 and does not expect ASC 326 to have a material impact on its consolidated financial statements.

In October 2021, the FASB issued Accounting Standards Update (“ASU”) 2021-08, Business Combinations (Topic 805): Accounting for Contract Assets and Contract Liabilities from Contracts with Customers, to address diversity in practice on how an acquirer should recognize and measure revenue contracts acquired in a business combination. ASU 2021-08 will require an acquirer to recognize and measure contract assets acquired and contract liabilities assumed in a business combination in accordance with ASC 606, Revenue from Contracts with Customers. ASU 2021-08 is effective for the Company beginning on January 1, 2023 and will be applied prospectively. Early adoption is permitted. The Company will evaluate the materiality of ASU 2021-08 as business combinations occur.